Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Common Stock Common Class A [Member]	Common Stock Common Class B [Member]	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income/(loss)	Contribution from Parent	Noncontrolling interest
Beginning balance at Dec. 31, 2016	€ 854,071	€ 1,802	€ 125,405	€ 584,667	€ (179,837)	€ 21	€ 122,200	€ 199,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss), excluding portion attributable to redeemable noncontrolling interest	(12,940)				(12,481)			(459)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(201)					(201)
Stock Issued During Period, Value, Stock Options Exercised	(149)			(149)
Transaction with Parent	107						107
Shareholders' Equity, Contribution From Parent	16,071			16,071
Shareholders' Equity, Changes From Corporate Reorganization	(2,984)	53		(3,037)
Ending balance at Dec. 31, 2017	853,975	1,855	191,880	730,431	(192,318)	(180)	122,307	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss), excluding portion attributable to redeemable noncontrolling interest	(21,489)				(21,489)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	91					91
Stock Issued During Period, Value, Stock Options Exercised	161	32		129
Share-based compensation expense	20,702			20,702
Conversion of Class B shares	0	667	(6,667)	6,000
Ending balance at Dec. 31, 2018	853,583	2,554	185,213	757,262	(213,664)	(89)	122,307	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of new accounting guidance	143				143
Net income (loss), excluding portion attributable to redeemable noncontrolling interest	17,161				17,161
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	151					151
Stock Issued During Period, Value, Stock Options Exercised	202	75		127
Share-based compensation expense	19,891			19,891
Conversion of Class B shares	0	420	(4,200)	3,780
Ending balance at Dec. 31, 2019	894,787	€ 3,049	€ 181,013	€ 781,060	(192,704)	€ 62	€ 122,307	€ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of new accounting guidance	€ 3,799				€ 3,799